Document And Entity Information	Nov. 20, 2023
Document Information [Line Items]
Entity, Registrant Name	SOW GOOD INC.
Document, Type	8-K
Document, Period End Date	Nov. 20, 2023
Entity, Incorporation, State or Country Code	NV
Entity, File Number	000-53952
Entity, Tax Identification Number	27-2345075
Entity, Address, Address Line One	1440 N Union Bower Rd
Entity, Address, City or Town	Irving
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	75061
City Area Code	214
Local Phone Number	623-6055
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	SOWG
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001490161